SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Malamute Energy, Inc.	847	$ 847
			847
	Total Common Stock (Cost $0)		847
	Preferred Stock — 0.4%
	Banks — 0.1%
	Banks — 0.1%
[c,d]	AgriBank FCB 6.875% (LIBOR 3 Month + 4.225%)	40,000	4,148,000
			4,148,000
	Diversified Financials — 0.2%
	Capital Markets — 0.2%
[a,d]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	412	10,286,816
			10,286,816
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[c]	Crestwood Equity Partners LP 9.25%	653,920	5,662,947
			5,662,947
	Total Preferred Stock (Cost $19,988,067)		20,097,763
	Asset Backed Securities — 17.0%
	Auto Receivables — 3.9%
	ACC Auto Trust,
[e]	Series 2021-A Class A, 1.08% due 4/15/2027	$ 1,488,716	1,471,516
[e]	Series 2022-A Class A, 4.58% due 7/15/2026	4,439,542	4,356,866
	ACC Trust,
[e]	Series 2019-2 Class C, 5.24% due 10/21/2024	948,280	944,786
[e]	Series 2022-1 Class A, 1.19% due 9/20/2024	1,606,432	1,588,140
	ACM Auto Trust,
[e]	Series 2022-1A Class A, 3.23% due 4/20/2029	1,478,368	1,474,573
[e]	Series 2022-1A Class B, 4.47% due 4/20/2029	2,000,000	1,987,197
[e]	American Credit Acceptance Receivables Trust, Series 2019-2 Class F, 5.81% due 6/12/2026	2,550,000	2,539,261
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2019-1 Class B, 3.37% due 6/15/2025	1,700,787	1,684,948
[e]	Series 2021-1A Class A, 1.19% due 1/15/2027	1,257,707	1,221,627
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	856,263
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	794,860
	Carvana Auto Receivables Trust,
[e]	Series 2019-4A Class R, due 10/15/2026	8,000	2,424,310
[e]	Series 2020-P1 Class R, due 9/8/2027	20,000	3,112,706
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	348,365	338,505
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	2,213,975
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	4,011,208
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	2,326,774
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	3,570,713
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	3,758,490
[e]	Series 2022-N1 Class A1, 2.31% due 12/11/2028	401,572	391,172
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	6,000,000	5,462,359
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	7,904,726
[e]	Series 2022-P1 Class XS, due 1/10/2029	583,403,139	2,436,583
[e]	CIG Auto Receivables Trust, Series 2019-1A Class D, 4.85% due 5/15/2026	2,000,000	1,966,333
	CPS Auto Receivables Trust,
[e]	Series 2018-B Class E, 5.61% due 12/16/2024	2,674,894	2,665,998
[e]	Series 2020-A Class F, 6.93% due 3/15/2027	3,500,000	3,436,521
[e]	Series 2020-B Class D, 4.75% due 4/15/2026	1,270,407	1,262,943
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	953,450
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	9,769,790

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	CPS Auto Trust, Series 2018-C Class E, 6.07% due 9/15/2025	$ 1,812,986	$ 1,814,191
[e]	Credit Suisse ABS Trust Series 2020-AT1 Class CERT, due 6/15/2026	10,000	173,597
[e]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	3,090,502	3,020,622
[e]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	9,896,614	9,694,540
	FHF Trust,
[e]	Series 2021-2A Class A, 0.83% due 12/15/2026	2,786,654	2,643,416
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	7,424,258	7,317,271
	First Investors Auto Owner Trust,
[e]	Series 2019-1A Class E, 4.53% due 6/16/2025	3,640,000	3,626,405
[e]	Series 2020-1A Class C, 2.55% due 2/17/2026	2,307,148	2,290,911
[e]	Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	4,560,072
	Flagship Credit Auto Trust,
[e]	Series 2018-4 Class R, due 3/16/2026	13,000	714,037
[e]	Series 2019-1 Class E, 5.06% due 6/15/2026	2,500,000	2,437,812
[e]	Series 2019-1 Class R, due 6/15/2026	24,000	946,542
[e]	Series 2019-2 Class R, due 12/15/2026	33,000	2,780,556
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	2,723,571
[e]	Series 2019-4 Class R, due 3/15/2027	8,000	810,987
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	5,238,543
	Foursight Capital Automobile Receivables Trust,
[e]	Series 2019-1 Class F, 5.57% due 11/16/2026	500,000	497,233
[e]	Series 2020-1 Class E, 3.49% due 4/15/2026	1,100,000	1,084,796
[e]	Series 2021-1 Class F, 4.06% due 8/15/2028	2,830,000	2,590,986
[e]	GLS Auto Receivables Issuer Trust, Series 2020-2A Class C, 4.57% due 4/15/2026	2,025,000	1,988,250
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2020 -1 Class R, 33.784% due 1/25/2028	1,827,861	1,882,697
[e]	Series 2020-2 Class R, 31.355% due 2/25/2028	8,613,639	8,785,912
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,324,261	3,390,746
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	3,950,000	3,280,112
	Lendbuzz Securitization Trust,
[e]	Series 2021-1A Class A, 1.46% due 6/15/2026	4,190,811	4,000,437
[e]	Series 2022-1A Class A, 4.22% due 5/17/2027	17,542,489	16,852,303
[e]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	413,214	408,940
[e]	Prestige Auto Receivables Trust, Series 2018-1A Class E, 5.03% due 1/15/2026	2,625,000	2,612,310
	Santander Consumer Auto Receivables Trust,
[e]	Series 2020-AA Class R, due 1/16/2029	25,000	3,477,472
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	2,760,045
[e]	Series 2021-AA Class R, due 8/15/2028	28,500	1,831,121
	Skopos Auto Receivables Trust,
[e]	Series 2019-1A Class C, 3.63% due 9/16/2024	65,882	65,802
[e]	Series 2019-1A Class D, 5.24% due 4/15/2025	2,650,000	2,622,823
	United Auto Credit Securitization Trust,
[e]	Series 2021-1 Class F, 4.30% due 9/10/2027	6,125,000	5,769,006
[e]	Series 2022-1 Class R, due 11/10/2028	37,000	8,274,631
[e]	US Auto Funding, Series 2021-1A Class A, 0.79% due 7/15/2024	348,252	347,766
[e]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	974,723	956,300
[e]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	7,000,000	6,945,687
			208,145,041
	Credit Card — 1.2%
[e]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	3,000,000	2,744,623
[e]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	3,150,000	3,115,824
	Continental Credit Card LLC,
[e]	Series 2019-1A Class A, 3.83% due 8/15/2026	3,537,621	3,506,801
[e]	Series 2019-1A Class C, 6.16% due 8/15/2026	6,440,000	6,223,322
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2020-1A Class A, 2.24% due 12/15/2028	3,000,000	2,821,382
[e]	Series 2020-1A Class B, 3.66% due 12/15/2028	3,700,000	3,374,915
[e]	Genesis Private Label Amortizing Trust, Series 2020-1 Class D, 6.63% due 7/20/2030	1,467,446	1,457,787
	Mercury Financial Credit Card Master Trust,
[e]	Series 2021-1A Class D, 6.26% due 3/20/2026	5,000,000	4,502,113
[e]	Series 2022-1A Class A, 2.50% due 9/21/2026	12,500,000	11,883,980
[e]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	13,599,000	13,169,829

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Perimeter Master Note Business Trust,
[e]	Series 2019-2A Class A, 4.23% due 5/15/2024	$ 2,705,102	$ 2,672,808
[e]	Series 2019-2A Class B, 5.21% due 5/15/2024	6,500,000	6,321,403
[e]	Series 2019-2A Class C, 7.06% due 5/15/2024	1,463,000	1,430,875
			63,225,662
	Other Asset Backed — 10.1%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 4.518% (LIBOR 1 Month + 0.20%) due 9/15/2041	697,659	671,495
[e]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	1,354,209	1,300,232
[e]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	8,152,000	7,323,753
[e]	Amur Equipment Finance Receivables VII LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	16,427	16,427
	Amur Equipment Finance Receivables VIII LLC,
[e]	Series 2020-1A Class E, 7.00% due 1/20/2027	2,237,613	2,181,865
[e]	Series 2020-1A Class F, 7.00% due 12/20/2027	6,301,302	6,120,551
	Aqua Finance Trust,
[e]	Series 2017-A Class A, 3.72% due 11/15/2035	510,212	503,005
[e]	Series 2019-A Class A, 3.14% due 7/16/2040	938,041	877,550
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	18,900,000	17,078,652
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	4,665,920	4,327,557
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,550,000	2,133,523
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	6,724,083	6,038,410
[d,e,f]	Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1 Class A, 5.257% (SOFR30A + 1.45%) due 1/15/2037	20,000,000	19,360,596
[e]	Arm Master Trust LLC, Series 2021-T1 Class A, 2.43% due 11/15/2027	12,550,000	11,561,266
	BHG Securitization Trust,
[e]	Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	1,810,736
[e]	Series 2021-B Class A, 0.90% due 10/17/2034	3,264,100	3,067,403
[e]	Series 2022-A Class A, 1.71% due 2/20/2035	13,759,122	12,855,536
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	4,476,700	3,662,977
	CFG Investments Ltd.,
[e]	Series 2021-1 Class A, 4.70% due 5/20/2032	7,275,000	7,006,143
[e]	Series 2021-1 Class C, 7.48% due 5/20/2032	1,560,000	1,481,688
[e]	Series 2021-1 Class D, 9.07% due 5/20/2032	515,000	477,992
[e]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	1,168,827	1,075,934
	Conn’s Receivables Funding LLC,
[e]	Series 2021-A Class A, 1.05% due 5/15/2026	5,000	4,992
[e]	Series 2022-A Class A, 5.87% due 12/15/2026	925,250	923,770
[d,e]	Consumer Lending Receivables Trust Clrt Series 2019-A Class CERT, due 4/15/2026	310,000	3,194,908
	Consumer Loan Underlying Bond Credit Trust,
[e]	Series 2018-P3 Class C, 5.54% due 1/15/2026	184,661	184,567
[e]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	3,234,115	3,219,484
[d,e]	Series 2019-HP1 Class CERT, due 12/15/2026	100,000	1,141,538
[e]	Series 2019-P1 Class C, 4.66% due 7/15/2026	3,936,061	3,915,442
[e]	Series 2019-P2 Class C, 4.41% due 10/15/2026	380,637	378,304
[e]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	12,060,953	11,864,105
[e]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	11,050,000	11,041,272
	Dext ABS LLC,
[e]	Series 2020-1 Class A, 1.46% due 2/16/2027	831,557	820,085
[e]	Series 2021-1 Class A, 1.12% due 2/15/2028	3,996,022	3,813,786
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	15,300,000	12,532,028
[e]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	9,104,442
[e]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	1,356,334	1,300,137
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,060	994,827
[e]	Encina Equipment Finance LLC, Series 2022-1A Class A1, 3.76% due 8/16/2027	5,675,844	5,576,024
[e]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	5,000,000	4,693,649
[e]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	8,000,000	7,492,156
	Foundation Finance Trust,
[e]	Series 2019-1A Class A, 3.86% due 11/15/2034	2,085,339	2,046,183
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	550,930
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	3,278,650	3,134,575
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	3,564,343
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	2,006,916	1,775,222
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	2,345,000	2,037,707
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	2,044,825	1,876,166
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,750,000	3,324,624

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	FREED ABS Trust,
[e]	Series 2019-2 Class C, 4.86% due 11/18/2026	$ 3,300,328	$ 3,296,830
[e]	Series 2022-2CP Class A, 3.03% due 5/18/2029	496,173	493,046
	Goldman Home Improvement Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	8,712,976	7,972,777
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	3,308,334
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	4,388,287	4,261,955
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	10,628,214	8,615,198
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	4,480,544	3,113,710
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	4,174,683	2,848,099
[d,e,f]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 5.338% (LIBOR 1 Month + 1.02%) due 7/15/2039	14,000,000	13,310,111
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	1,005,476	929,975
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	1,294,384	1,211,924
[e]	InStar Leasing III LLC, Series 2021-1A Class C, 5.29% due 2/15/2054	6,417,591	5,416,942
[e]	LendingClub Receivables Trust, Series 2020-6A Class A, 2.75% due 11/15/2047	266,517	265,059
	LendingPoint Asset Securitization Trust,
[e]	Series 2012-B Class A, 4.77% due 10/15/2029	3,474,636	3,392,210
[e]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	4,972,825	4,878,488
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	4,000,000	3,882,880
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	9,000,000	8,354,657
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	4,541,686
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	5,046,295
[e]	Series 2022-C Class A, 6.56% due 2/15/2030	6,800,074	6,785,313
	LendingPoint Pass-Through Trust,
[e]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	542,160	518,014
[e]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	936,544	901,341
	LL ABS Trust,
[e]	Series 2020-1A Class C, 6.54% due 1/17/2028	6,250,000	6,135,939
[e]	Series 2021-1A Class A, 1.07% due 5/15/2029	2,131,734	2,055,932
	Loanpal Solar Loan Ltd.,
[a,e,g]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	10,603,309
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	3,249,924	2,446,024
	LP LMS Asset Securitization Trust,
[e]	Series 2021-2A Class A, 1.75% due 1/15/2029	4,818,227	4,656,521
[e]	Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	2,500,151
	Marlette Funding Trust,
[e]	Series 2018-1A Class CERT, due 3/15/2028	58,592	964,822
[e]	Series 2019-1A Class C, 4.42% due 4/16/2029	1,034,038	1,028,165
[e]	Series 2019-4A Class C, 3.76% due 12/17/2029	2,883,115	2,831,905
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	902,498
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	2,079,806
[e]	Series 2021-3A Class R, due 12/15/2031	23,182	4,305,999
[e]	Series 2022-3A Class A, 5.18% due 11/15/2032	6,262,303	6,207,969
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	1,011,084	940,883
[e]	Series 2020-2A Class R, due 8/20/2046	971,930	407,156
[a,e]	Series 2021-1A Class R, due 12/20/2046	7,523,216	2,547,361
[a,e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	1,985,007
[a,e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	2,827,440
	New Residential Advance Receivables Trust Advance Receivables Backed,
[e]	Series 2020-T1 Class AT1, 1.426% due 8/15/2053	8,500,000	8,202,747
[e]	Series 2020-T1 Class BT1, 1.823% due 8/15/2053	3,000,000	2,885,409
[e]	Series 2020-T1 Class CT1, 2.269% due 8/15/2053	3,400,000	3,268,819
[e]	Series 2020-T1 Class DT1, 3.011% due 8/15/2053	6,575,000	6,316,392
	NRZ Advance Receivables Trust,
[e]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	18,701,479	18,011,485
[e]	Series 2020-T2 Class CT2, 2.17% due 9/15/2053	3,000,000	2,881,691
[e]	Series 2020-T2 Class DT2, 2.863% due 9/15/2053	5,550,000	5,331,606
	Oportun Funding LLC,
[e]	Series 2022-1 Class A, 3.25% due 6/15/2029	5,904,574	5,802,453
[d,e]	Series 2022-1 Class CERT, due 6/15/2029	11,000	4,317,872
[e]	Oportun Issuance Trust, Series 2022-A Class A, 5.05% due 6/9/2031	10,588,000	10,258,143

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pagaya AI Debt Selection Trust,
[e]	Series 2021-1 Class A, 1.18% due 11/15/2027	$ 2,271,177	$ 2,236,700
[e]	Series 2021-3 Class A, 1.15% due 5/15/2029	3,691,397	3,585,685
[e]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	3,091,033	2,915,438
	Pagaya AI Debt Trust,
[e]	Series 2022-1 Class A, 2.03% due 10/15/2029	10,581,169	10,089,802
[e]	Series 2022-2 Class A, 4.97% due 1/15/2030	5,485,433	5,352,018
[e]	Pawnee Equipment Receivables LLC, Series 2020-1 Class A, 1.37% due 11/17/2025	432,724	427,278
	Prosper Marketplace Issuance Trust,
[d,e]	Series 2019-2A Class CERT, due 9/15/2025	16,385	518,035
[d,e]	Series 2019-3A Class CERT, due 7/15/2025	101,327,127	356,266
[e]	Series 2019-4A Class C, 4.95% due 2/17/2026	2,142,953	2,136,439
	Prosper Pass-Thru Trust II,
[e]	Series 2019-ST1 Class CERT, due 7/15/2025	13,363,728	355,535
[e]	Series 2019-ST2 Class A 3.75% due 11/15/2025	696,048	686,661
[e]	Series 2019-ST2 Class R1, due 11/15/2025	6,385,267	731,247
[e]	Series 2019-ST2 Class R2, due 11/15/2025	3,193,133	365,681
[d,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	4,607,000	4,401,942
[e]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	7,300,000	6,812,392
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	7,550,822	6,875,423
[e]	SolarCity LMC Series I LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	1,196,791	1,153,583
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	4,438,070	3,987,701
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	3,300,000	2,990,456
	Theorem Funding Trust,
[e]	Series 2021-1A Class A, 1.21% due 12/15/2027	2,340,544	2,297,435
[e]	Series 2022-3A Class A, 7.60% due 4/15/2029	8,475,120	8,473,352
	Upstart Pass-Through Trust,
[e]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	889,682	871,777
[e]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	852,433	832,626
[e]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	1,121,328	1,092,989
[e]	Series 2020-ST5 Class A, 3.00% due 12/20/2026	4,794,947	4,580,619
[e]	Series 2021-ST1 Class A, 2.75% due 2/20/2027	3,035,635	2,881,174
[e]	Series 2021-ST2 Class A, 2.50% due 4/20/2027	3,356,408	3,139,787
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	2,878,022	2,661,325
[e]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	2,461,517	2,274,434
[e]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	1,003,714	928,714
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	1,503,225
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	382,952
[e]	Series 2022-4A Class A, 7.01% due 11/15/2030	8,488,322	8,427,114
	Upstart Securitization Trust,
[e,g]	Series 2018-2 Class CERT, due 12/22/2025	84,500	3,787,108
[e]	Series 2021-2 Class A, 0.91% due 6/20/2031	750,595	737,777
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	1,118,014
[e]	Series 2021-4 Class A, 0.84% due 9/20/2031	2,211,317	2,140,020
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	574,719
[e]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	11,027,634	10,449,863
			542,620,211
	Student Loan — 1.8%
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 5.489% (LIBOR 1 Month + 1.10%) due 7/25/2051	3,137,797	2,999,878
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	298,838	254,479
[d,e]	Series 2021-C Class A1, 5.289% (LIBOR 1 Month + 0.90%) due 7/26/2055	6,044,827	5,628,301
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	511,659	490,234
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	1,953,216	1,741,498
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	2,981,599	2,419,864
	National Collegiate Student Loan Trust,
[d]	Series 2004-2 Class B, 4.929% (LIBOR 1 Month + 0.54%) due 12/26/2033	16,467,712	15,696,368
[d]	Series 2006-1 Class A5, 4.739% (LIBOR 1 Month + 0.35%) due 3/25/2033	14,521,135	13,667,938
[d]	Series 2006-4 Class A4, 4.699% (LIBOR 1 Month + 0.31%) due 5/25/2032	5,281,278	4,997,734
[d]	Series 2007-2 Class A4, 4.679% (LIBOR 1 Month + 0.29%) due 1/25/2033	2,618,435	2,427,782
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 5.368% (LIBOR 1 Month + 1.05%) due 12/15/2059	3,959,024	3,846,459
[d,e]	Nelnet Private Education Loan Trust, Series 2016-A Class A1A, 6.139% (LIBOR 1 Month + 1.75%) due 12/26/2040	50,835	50,834

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 4.989% (LIBOR 1 Month + 0.60%) due 9/25/2042	$ 2,134,374	$ 2,071,483
[d,e]	Series 2021-CA Class AFL, 5.093% (LIBOR 1 Month + 0.74%) due 4/20/2062	3,816,138	3,687,006
[d,e]	Series 2021-DA Class AFL, 5.043% (LIBOR 1 Month + 0.69%) due 4/20/2062	4,476,550	4,324,306
[d,e,f]	Prodigy Finance DAC, Series 2021-1A Class A, 5.639% (LIBOR 1 Month + 1.25%) due 7/25/2051	1,123,851	1,087,285
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 5.108% (LIBOR 3 Month + 0.75%) due 4/25/2023	663,038	627,258
[d]	Series 2008-5 Class A4, 6.058% (LIBOR 3 Month + 1.70%) due 7/25/2023	836,904	827,472
[d]	Series 2011-2 Class A2, 5.589% (LIBOR 1 Month + 1.20%) due 10/25/2034	3,633,657	3,607,541
[d]	Series 2012-1 Class A3, 5.339% (LIBOR 1 Month + 0.95%) due 9/25/2028	1,747,481	1,633,428
[d]	Series 2013-6 Class A3, 5.039% (LIBOR 1 Month + 0.65%) due 6/26/2028	1,883,267	1,803,690
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	6,071,417
[d,e]	Series 2021-D Class A1B, 4.918% (LIBOR 1 Month + 0.60%) due 3/17/2053	3,050,459	2,948,013
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	6,000,000	5,488,437
[e]	SoFi Professional Loan Program Trust, Series 2021-B Class R1, due 2/15/2047	90,000	4,173,278
[d,e]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.053% (LIBOR 1 Month + 0.70%) due 11/20/2061	3,020,169	2,967,137
			95,539,120
	Total Asset Backed Securities (Cost $968,172,562)		909,530,034
	Corporate Bonds — 47.7%
	Automobiles & Components — 1.1%
	Auto Components — 0.2%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	6,679,855
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	4,616,000	3,161,499
	Automobiles — 0.6%
[d,e]	Daimler Trucks Finance North America LLC, 5.062% (SOFR + 0.75%) due 12/13/2024	4,099,000	4,046,000
	Hyundai Capital America,
[e]	0.875% due 6/14/2024	2,950,000	2,753,560
[e]	1.00% due 9/17/2024	7,143,000	6,602,989
[e]	1.80% due 10/15/2025 - 1/10/2028	1,933,000	1,696,186
[e]	2.375% due 2/10/2023 - 10/15/2027	8,492,000	8,275,557
[e]	3.00% due 2/10/2027	2,750,000	2,466,475
	Hyundai Capital Services, Inc.,
[e,f]	1.25% due 2/8/2026	830,000	720,971
[e,f]	3.75% due 3/5/2023	971,000	968,087
[e]	Mercedes-Benz Finance North America LLC, 2.125% due 3/10/2025	7,500,000	7,039,950
	Construction & Engineering — 0.3%
[e,f]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	15,075,000	13,254,844
			57,665,973
	Banks — 0.4%
	Banks — 0.4%
[d]	Citizens Bank NA, 5.676% (LIBOR 3 Month + 0.95%) due 3/29/2023	4,000,000	4,001,400
	FNB Corp., 5.15% due 8/25/2025	3,170,000	3,134,242
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,267,552
[d,e,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	4,573,724
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	1,815,000	1,680,563
	3.45% due 6/2/2025	1,185,000	1,128,120
	Synchrony Bank, 5.40% due 8/22/2025	6,660,000	6,570,090
			23,355,691
	Capital Goods — 1.9%
	Aerospace & Defense — 0.9%
	Boeing Co., 2.196% due 2/4/2026	2,832,000	2,574,062
[e]	BWX Technologies, Inc., 4.125% due 6/30/2028 - 4/15/2029	15,461,000	13,501,813
	Spirit AeroSystems, Inc.,
[e]	7.50% due 4/15/2025	6,676,000	6,597,223
[e]	9.375% due 11/30/2029	2,490,000	2,624,037
	Teledyne Technologies, Inc.,
	2.25% due 4/1/2028	4,423,000	3,818,730
	2.75% due 4/1/2031	2,217,000	1,816,144

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	TransDigm, Inc.,
[e]	6.25% due 3/15/2026	$ 12,244,000	$ 12,100,990
[e]	8.00% due 12/15/2025	5,600,000	5,672,800
	Industrial Conglomerates — 0.2%
	Lennox International, Inc., 3.00% due 11/15/2023	12,343,000	12,107,249
	Machinery — 0.4%
[e,f]	ATS Corp., 4.125% due 12/15/2028	9,620,000	8,298,116
	Flowserve Corp., 3.50% due 10/1/2030	4,053,000	3,371,691
	nVent Finance Sarl,
[f]	2.75% due 11/15/2031	4,097,000	3,133,754
[f]	4.55% due 4/15/2028	3,000,000	2,769,060
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	3,854,000	3,790,948
	Trading Companies & Distributors — 0.4%
[e]	IAA, Inc., 5.50% due 6/15/2027	19,559,000	19,008,023
			101,184,640
	Commercial & Professional Services — 0.8%
	Commercial Services & Supplies — 0.6%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	16,611,000	13,710,720
[e,f]	Cimpress plc, 7.00% due 6/15/2026	12,141,000	8,386,881
	Quanta Services, Inc., 0.95% due 10/1/2024	10,069,000	9,267,105
	Professional Services — 0.2%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,272,001
[e]	4.50% due 7/1/2028	3,749,000	3,498,417
			41,135,124
	Commercial Services — 0.4%
	Food Products — 0.2%
[e]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	9,700,000	10,092,418
	Hotels, Restaurants & Leisure — 0.2%
	Marriott International, Inc.,
	Series GG, 3.50% due 10/15/2032	8,825,000	7,335,517
	Series- II, 2.75% due 10/15/2033	2,359,000	1,808,834
			19,236,769
	Consumer Durables & Apparel — 0.4%
	Household Durables — 0.2%
[e]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	13,833,000	11,930,686
	Leisure Products — 0.2%
[e]	Vista Outdoor, Inc., 4.50% due 3/15/2029	16,065,000	11,833,800
			23,764,486
	Consumer Services — 1.1%
	Hotels, Restaurants & Leisure — 1.1%
	Hyatt Hotels Corp.,
	1.80% due 10/1/2024	6,520,000	6,109,110
	6.00% due 4/23/2030	4,475,000	4,357,487
[e]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	15,305,000	14,714,992
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	10,489,881
[e]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	15,990,000	16,377,118
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	6,769,230
			58,817,818
	Diversified Financials — 6.7%
	Banks — 0.1%
[d,e,f]	DNB Bank ASA, 5.896% due 10/9/2026	6,900,000	6,907,176
	Capital Markets — 2.0%
[e,f]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	8,827,000	7,437,807
	Blackstone Private Credit Fund, 2.625% due 12/15/2026	2,995,000	2,480,399
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	2,600,269
	Compass Group Diversified Holdings LLC,
[e]	5.00% due 1/15/2032	800,000	636,240
[e]	5.25% due 4/15/2029	9,633,000	8,260,779

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	$ 5,218,000	$ 4,401,383
	3.375% due 1/20/2027	4,157,000	3,556,771
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	16,905,000	14,710,562
[e]	4.625% due 11/15/2027	3,515,000	3,299,355
	Main Street Capital Corp., 3.00% due 7/14/2026	2,258,000	1,947,819
	Owl Rock Capital Corp.,
	2.625% due 1/15/2027	833,000	687,608
	2.875% due 6/11/2028	7,319,000	5,793,867
	Owl Rock Capital Corp. III, 3.125% due 4/13/2027	6,070,000	5,025,049
	Owl Rock Core Income Corp.,
	3.125% due 9/23/2026	7,087,000	6,066,401
	4.70% due 2/8/2027	1,910,000	1,711,704
	5.50% due 3/21/2025	2,690,000	2,611,317
[e]	7.75% due 9/16/2027	2,030,000	2,019,769
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	3,547,000	2,892,082
[e]	3.75% due 6/17/2026	3,540,000	3,079,588
[e]	4.75% due 12/15/2025	6,409,000	5,851,866
	Sixth Street Specialty Lending, Inc.,
	2.50% due 8/1/2026	609,000	533,295
	3.875% due 11/1/2024	4,054,000	3,903,880
	SLR Investment Corp., 4.50% due 1/20/2023	3,875,000	3,873,566
[e]	StoneX Group, Inc., 8.625% due 6/15/2025	13,286,000	13,406,238
	Consumer Finance — 0.4%
[e]	FirstCash, Inc., 5.625% due 1/1/2030	17,215,000	15,375,405
[d]	Wells Fargo & Co., 4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,265,681
	Diversified Financial Services — 4.1%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,304,000
[e]	3.75% due 7/15/2027	6,480,000	5,203,699
[e]	3.95% due 7/15/2026	9,451,000	8,116,235
[e]	6.00% due 8/15/2023	4,400,000	4,322,868
[e]	8.50% due 5/18/2025	2,750,000	2,773,980
[f]	Banco Santander SA, 5.147% due 8/18/2025	9,500,000	9,408,325
	Bank of America Corp.,
[d]	0.976% (SOFR + 0.69%) due 4/22/2025	9,500,000	8,904,160
[d]	1.734% (SOFR + 0.96%) due 7/22/2027	1,290,000	1,130,724
[d]	3.841% (SOFR + 1.11%) due 4/25/2025	2,535,000	2,474,515
[d]	4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,788,476
[d]	4.963% (BSBY3M + 0.43%) due 5/28/2024	1,707,000	1,690,954
[d,f]	Barclays plc, 6.024% (LIBOR 3 Month + 1.38%) due 5/16/2024	2,500,000	2,496,075
	BNP Paribas SA,
[d,e,f]	2.159% (SOFR + 1.218%) due 9/15/2029	1,350,000	1,101,398
[e,f]	3.375% due 1/9/2025	5,000,000	4,817,850
[d]	Charles Schwab Corp., 5.296% (SOFRINDX + 1.05%) due 3/3/2027	20,000,000	19,451,000
	Citigroup, Inc.,
[d]	1.462% (SOFR + 0.77%) due 6/9/2027	5,881,000	5,104,649
[d]	3.07% (SOFR + 1.28%) due 2/24/2028	3,071,000	2,771,025
[d]	4.734% (SOFR + 0.669%) due 5/1/2025	3,971,000	3,898,609
[d]	5.06% (SOFR + 0.77%) due 6/9/2027	6,750,000	6,448,275
	Deutsche Bank AG,
[f]	0.898% due 5/28/2024	3,667,000	3,430,332
[d,f]	2.311% (SOFR + 1.219%) due 11/16/2027	4,670,000	3,967,492
[d,f]	5.966% (LIBOR 3 Month + 1.23%) due 2/27/2023	2,800,000	2,801,624
	Goldman Sachs Group, Inc.,
[d]	1.757% (SOFR + 0.73%) due 1/24/2025	2,692,000	2,576,298
	3.00% due 3/15/2024	3,052,000	2,976,158
[d]	4.232% (SOFR + 0.50%) due 7/16/2024	5,092,000	5,066,387
[d]	4.598% (SOFR + 0.70%) due 1/24/2025	2,610,000	2,568,710
[d]	4.784% (SOFR + 0.50%) due 9/10/2024	3,687,000	3,629,704
[d]	5.104% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,493,248
	HSBC Holdings plc,
[d,f]	1.589% (SOFR + 1.29%) due 5/24/2027	3,500,000	3,016,335

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	1.645% (SOFR + 1.538%) due 4/18/2026	$ 3,750,000	$ 3,386,100
[d,f]	2.206% (SOFR + 1.285%) due 8/17/2029	3,500,000	2,826,845
[d,f]	2.251% (SOFR + 1.10%) due 11/22/2027	1,350,000	1,169,451
[d,f]	4.18% (SOFR + 1.51%) due 12/9/2025	2,600,000	2,523,898
[d,f]	4.749% (SOFR + 0.58%) due 11/22/2024	715,000	697,919
[d,f]	5.21% (SOFR + 2.61%) due 8/11/2028	2,329,000	2,242,850
	JPMorgan Chase & Co.,
[d]	1.04% (TSFR3M + 0.695%) due 2/4/2027	1,896,000	1,650,980
[d]	4.323% (SOFR + 1.56%) due 4/26/2028	2,434,000	2,320,357
[d]	4.778% (SOFR + 0.885%) due 4/22/2027	1,251,000	1,213,870
[d]	4.851% (SOFR + 1.99%) due 7/25/2028	3,880,000	3,787,966
[d]	5.119% (SOFR + 0.92%) due 2/24/2026	7,590,000	7,443,741
	Mitsubishi UFJ Financial Group, Inc.,
[d,f]	3.837% (H15T1Y + 1.125%) due 4/17/2026	9,714,000	9,363,616
[d,f]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,708,315
[d,f]	Mizuho Financial Group, Inc., 5.387% (LIBOR 3 Month + 0.63%) due 5/25/2024	11,070,000	11,000,148
[d]	Morgan Stanley, 4.679% (SOFR + 1.669%) due 7/17/2026	1,560,000	1,534,650
[d,f]	Natwest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	2,000,000	1,733,100
	Societe Generale SA,
[d,e,f]	1.792% (H15T1Y + 1.00%) due 6/9/2027	1,667,000	1,432,786
[e,f]	2.625% due 1/22/2025	3,000,000	2,820,960
[e,f]	3.875% due 3/28/2024	2,000,000	1,952,240
[e,f]	4.25% due 9/14/2023	3,000,000	2,974,680
[d,e,f]	4.934% (SOFR + 1.05%) due 1/21/2026	2,600,000	2,503,306
	UBS Group AG,
[d,e,f]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,304,315
[d,e,f]	4.49% (H15T1Y + 1.60%) due 8/5/2025	5,200,000	5,115,864
[d,e,f]	4.751% (H15T1Y + 1.75%) due 5/12/2028	3,600,000	3,448,908
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	11,109,279
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,232,042
	Insurance — 0.1%
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	6,079,790
			358,646,957
	Energy — 3.4%
	Energy Equipment & Services — 0.3%
[e]	Enviva Partners LP/Enviva Partners Finance Corp., 6.50% due 1/15/2026	17,644,000	16,642,879
[e,f,h]	Odebrecht Offshore Drilling Finance Ltd., 7.72% due 12/1/2026 PIK	2,660,787	704,044
[c,e,f]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 1/30/2023	304,899	1,177
[b,e,f,i]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	10,461,182	105
	Oil, Gas & Consumable Fuels — 3.1%
	Buckeye Partners LP, 4.15% due 7/1/2023	4,445,000	4,384,904
[e]	Chesapeake Energy Corp., 5.50% due 2/1/2026	8,950,000	8,638,987
[e]	Citgo Holding, Inc., 9.25% due 8/1/2024	15,777,000	15,823,858
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	692,912
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	10,848,000	10,495,115
[d,f]	Enbridge, Inc., 4.56% (SOFR + 0.40%) due 2/17/2023	4,145,000	4,136,461
[d]	Energy Transfer LP, 7.457% (LIBOR 3 Month + 3.017%) due 11/1/2066	1,200,000	923,880
[e]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	3,985,000	3,056,096
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	8,363,497	7,748,864
[e,f]	2.16% due 3/31/2034	4,031,692	3,426,374
[e,f]	2.625% due 3/31/2036	6,630,000	5,335,294
[e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	10,350,880
	Gray Oak Pipeline LLC,
[e]	2.00% due 9/15/2023	7,848,000	7,621,114
[e]	3.45% due 10/15/2027	6,730,000	5,943,801
[e]	Gulfstream Natural Gas System LLC, 4.60% due 9/15/2025	5,000,000	4,829,800
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	4,950,755
	MPLX LP, 4.95% due 9/1/2032	4,675,000	4,383,981
[e]	Par Petroleum LLC/Par Petroleum Finance Corp., 7.75% due 12/15/2025	451,000	434,732
	Parkland Corp.,
[e,f]	4.50% due 10/1/2029	1,825,000	1,528,383
[e,f]	5.875% due 7/15/2027	3,726,000	3,530,497

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Petroleos Mexicanos,
[f]	3.50% due 1/30/2023	$ 2,674,000	$ 2,665,550
[f]	5.95% due 1/28/2031	2,802,000	2,126,214
[f]	8.75% due 6/2/2029	6,500,000	6,113,185
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	4,466,000	4,684,202
[e,f]	Petrorio Luxembourg Sarl, 6.125% due 6/9/2026	800,000	761,856
[e]	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50% due 10/15/2026	848,000	805,151
[c]	Summit Midstream Partners LP, Series A, 12.176% (LIBOR 3 Month + 7.43%) due 1/30/2023	2,114,000	1,538,252
	Sunoco LP/Sunoco Finance Corp.,
	4.50% due 4/30/2030	2,500,000	2,171,025
	5.875% due 3/15/2028	10,000,000	9,480,500
	6.00% due 4/15/2027	3,000,000	2,962,050
	Tennessee Gas Pipeline Co. LLC,
[e]	2.90% due 3/1/2030	5,835,000	4,891,364
	7.00% due 3/15/2027	2,251,000	2,383,291
[e,f]	Var Energi ASA, 7.50% due 1/15/2028	5,000,000	5,087,250
	Williams Cos., Inc., 4.30% due 3/4/2024	11,067,000	10,921,801
			182,176,584
	Food & Staples Retailing — 0.4%
	Food & Staples Retailing — 0.4%
	7-Eleven, Inc.,
[e]	0.625% due 2/10/2023	540,000	536,960
[e]	0.80% due 2/10/2024	5,236,000	4,980,745
[e]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	13,948,000	13,269,430
[e]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	3,567,000	3,484,959
			22,272,094
	Food, Beverage & Tobacco — 2.4%
	Beverages — 0.7%
[e,f]	Becle SAB de CV, 2.50% due 10/14/2031	10,661,000	8,224,749
[e,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	16,417,000	15,363,521
	Constellation Brands, Inc., 4.35% due 5/9/2027	3,194,000	3,108,273
	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	6,445,000	5,313,709
	Keurig Dr Pepper, Inc., 3.95% due 4/15/2029	6,036,000	5,607,987
	Food Products — 0.8%
[e,f]	Barry Callebaut Services NV, 5.50% due 6/15/2023	21,702,000	21,587,630
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,608,906
[e]	6.00% due 6/15/2030	1,000,000	980,080
[d]	General Mills, Inc., 5.089% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,530,000	2,536,274
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,247,000	7,115,017
[e]	5.625% due 1/15/2028	8,445,000	7,981,792
	Tobacco — 0.9%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	7,458,642
	BAT Capital Corp.,
	2.726% due 3/25/2031	7,615,000	5,938,862
	7.75% due 10/19/2032	4,862,000	5,231,658
[e,f]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	4,964,750
[e,f]	JT International Financial Services BV, 6.875% due 10/24/2032	8,000,000	8,486,240
[e]	Vector Group Ltd., 10.50% due 11/1/2026	14,927,000	14,869,830
			128,377,920
	Health Care Equipment & Services — 1.6%
	Health Care Equipment & Supplies — 0.2%
[e]	Hologic, Inc., 3.25% due 2/15/2029	10,357,000	8,944,305
[e,f]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	4,876,570
	Health Care Providers & Services — 1.4%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,102,528
	3.375% due 2/15/2030	6,697,000	5,668,006
	4.625% due 12/15/2029	5,775,000	5,295,386

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	$ 4,567,000	$ 4,037,868
[e]	4.25% due 5/1/2028	4,480,000	4,122,362
[e]	Highmark, Inc., 1.45% due 5/10/2026	8,000,000	7,040,160
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	8,509,865
[e]	2.875% due 6/15/2028	5,000,000	4,763,500
	Tenet Healthcare Corp.,
[e]	4.25% due 6/1/2029	4,123,000	3,569,735
[e]	4.375% due 1/15/2030	8,675,000	7,515,933
	4.625% due 7/15/2024	3,656,000	3,573,228
[e]	4.875% due 1/1/2026	2,826,000	2,692,415
[e]	6.125% due 6/15/2030	4,500,000	4,285,845
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	5,295,155
	2.65% due 10/15/2030	4,646,000	3,697,626
			86,990,487
	Household & Personal Products — 1.4%
	Household Durables — 0.2%
	Newell Brands, Inc.,
	4.45% due 4/1/2026	2,129,000	2,014,502
	6.625% due 9/15/2029	9,300,000	9,179,193
	Household Products — 1.0%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	7,268,000	6,325,340
[e]	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00% due 12/31/2026	4,585,000	4,002,568
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,282,116
[e]	5.125% due 1/15/2028	12,321,000	11,638,047
	Scotts Miracle-Gro Co., 4.375% due 2/1/2032	13,166,000	10,066,592
	Spectrum Brands, Inc.,
[e]	3.875% due 3/15/2031	9,098,000	7,112,998
[e]	5.50% due 7/15/2030	5,705,000	5,063,929
	Spectrum Brands, Inc. (EUR), 4.00% due 10/1/2026	2,900,000	2,905,225
[e]	Spectrum Brands, Inc.(EUR), 4.00% due 10/1/2026	2,000,000	2,003,603
	Personal Products — 0.2%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	10,292,000	9,635,268
	Scotts Miracle-Gro Co., 5.25% due 12/15/2026	2,000,000	1,897,160
			77,126,541
	Insurance — 3.8%
	Insurance — 3.8%
[e]	American National Group, Inc., 6.144% due 6/13/2032	12,684,000	11,948,455
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	6,691,000	5,766,371
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	1,839,469
[e]	2.00% due 6/28/2028	4,823,000	3,991,177
[d,e]	4.499% (SOFR + 0.76%) due 4/12/2024	2,307,000	2,280,931
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	6,750,000	6,422,152
[e,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	4,790,000	4,681,938
[d]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.468%) due 9/1/2040	1,672,000	1,488,481
	Enstar Group Ltd.,
[f]	3.10% due 9/1/2031	7,975,000	5,823,186
[f]	4.95% due 6/1/2029	4,726,000	4,317,343
	Equitable Financial Life Global Funding,
[e]	1.00% due 1/9/2026	3,000,000	2,635,080
[e]	1.40% due 8/27/2027	4,620,000	3,867,541
[e]	1.80% due 3/8/2028	4,074,000	3,396,575
	F&G Global Funding,
[e]	1.75% due 6/30/2026	9,523,000	8,488,517
[e]	2.00% due 9/20/2028	6,641,000	5,502,533
[e]	2.30% due 4/11/2027	4,467,000	3,934,712
	Fairfax Financial Holdings Ltd.,
[f]	3.375% due 3/3/2031	1,520,000	1,239,590
[f]	4.625% due 4/29/2030	4,673,000	4,246,963

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[f]	4.85% due 4/17/2028	$ 1,105,000	$ 1,047,186
[e,f]	5.625% due 8/16/2032	8,657,000	8,129,529
[e]	Fairfax U.S., Inc., 4.875% due 8/13/2024	1,187,000	1,160,910
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,283,255
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	5,137,000	4,337,015
	First American Financial Corp., 4.00% due 5/15/2030	1,843,000	1,555,621
	GA Global Funding Trust,
[e]	2.25% due 1/6/2027	3,580,000	3,157,023
[e]	3.85% due 4/11/2025	5,860,000	5,616,283
[d,e]	4.79% (SOFR + 0.50%) due 9/13/2024	5,322,000	5,183,149
	Globe Life, Inc., 4.80% due 6/15/2032	3,038,000	2,874,859
[e]	Guardian Life Global Funding, 5.55% due 10/28/2027	4,545,000	4,627,855
[e,f]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	5,856,266
	Jackson Financial, Inc., 5.17% due 6/8/2027	2,788,000	2,751,310
	Mercury General Corp., 4.40% due 3/15/2027	6,808,000	6,383,725
[d,e]	Nationwide Mutual Insurance Co., 7.059% (LIBOR 3 Month + 2.29%) due 12/15/2024	6,178,000	6,165,273
[d,e]	Pacific Life Global Funding II, 4.867% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,335,769
[f]	Pentair Finance Sarl, 5.90% due 7/15/2032	9,193,000	9,109,987
[e]	Principal Life Global Funding II, 0.50% due 1/8/2024	9,485,000	9,045,181
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,258,907
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,456,680
[e]	2.75% due 5/7/2025	2,900,000	2,719,939
[e]	3.85% due 9/19/2023	3,000,000	2,957,670
[e]	RGA Global Funding, 2.70% due 1/18/2029	4,687,000	3,969,655
[e]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	2,000,000	1,853,060
[e]	Security Benefit Global Funding, 1.25% due 5/17/2024	2,404,000	2,253,918
	Stewart Information Services Corp., 3.60% due 11/15/2031	14,735,000	11,235,143
			200,196,182
	Materials — 3.6%
	Chemicals — 1.0%
	Celanese U.S. Holdings LLC, 6.05% due 3/15/2025	9,084,000	9,058,201
[e,f]	NOVA Chemicals Corp., 5.25% due 6/1/2027	9,300,000	8,354,562
[e,f]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	10,826,828
	OCP SA,
[e,f]	3.75% due 6/23/2031	7,800,000	6,542,562
[e,f]	5.625% due 4/25/2024	4,710,000	4,703,830
	Phosagro OAO Via Phosagro Bond Funding DAC,
[e,f]	3.05% due 1/23/2025	933,000	485,384
[e,f]	3.949% due 4/24/2023	11,250,000	7,026,188
[e,f]	SPCM SA, 3.125% due 3/15/2027	8,405,000	7,273,183
	Containers & Packaging — 1.5%
[e,f]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	13,862,848
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	11,413,116
	3.125% due 9/15/2031	5,414,000	4,346,088
[e]	Graphic Packaging International LLC, 3.50% due 3/15/2028 - 3/1/2029	8,150,000	7,108,999
[e]	Matthews International Corp., Class C, 5.25% due 12/1/2025	15,091,000	14,247,866
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	5,842,000	5,044,509
[e]	4.00% due 12/1/2027	8,460,000	7,714,505
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,082,000	17,724,172
	Metals & Mining — 1.1%
[f]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	15,715,000	13,777,655
[e]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	16,150,000	16,215,408
	Compass Minerals International, Inc.,
[e]	4.875% due 7/15/2024	3,575,000	3,434,538
[e]	6.75% due 12/1/2027	11,123,000	10,736,587
[e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	4,030,350
	Stillwater Mining Co.,
[e]	4.00% due 11/16/2026	9,328,000	8,239,982
[e]	4.50% due 11/16/2029	3,050,000	2,448,052
			194,615,413

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Media & Entertainment — 1.4%
	Hotels, Restaurants & Leisure — 0.3%
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	$ 19,018,000	$ 15,969,479
	Media — 1.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031	6,548,000	5,257,258
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	7,961,315
[e]	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875% due 8/15/2027	3,880,000	3,479,468
[e]	News Corp., 5.125% due 2/15/2032	4,980,000	4,527,667
[e]	Sirius XM Radio, Inc., 5.00% due 8/1/2027	19,275,000	17,835,929
[e,f]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	14,200,000	12,781,988
	Warnermedia Holdings, Inc.,
[e]	3.428% due 3/15/2024	1,800,000	1,747,008
[e]	3.528% due 3/15/2024	4,585,000	4,442,819
			74,002,931
	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
	Biotechnology — 0.2%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,505,000	2,311,088
	Illumina, Inc., 5.80% due 12/12/2025	5,579,000	5,622,237
[f]	Royalty Pharma plc, 1.75% due 9/2/2027	4,086,000	3,470,648
	Life Sciences Tools & Services — 0.4%
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	11,000,000	11,103,773
[d]	Thermo Fisher Scientific, Inc., 4.20% (SOFRINDX + 0.39%) due 10/18/2023	10,892,000	10,839,718
	Pharmaceuticals — 0.2%
[a,b,i]	Atlas U.S. Royalty LLC Participation Rights, Zero coupon due 3/15/2027	5,450,000	545
	Bayer US Finance II LLC,
[e]	4.25% due 12/15/2025	2,500,000	2,427,750
[d,e]	5.779% (LIBOR 3 Month + 1.01%) due 12/15/2023	4,096,000	4,096,205
			39,871,964
	Real Estate — 2.0%
	Equity Real Estate Investment Trusts — 1.6%
	American Tower Corp.,
	1.45% due 9/15/2026	1,842,000	1,606,850
	3.65% due 3/15/2027	2,830,000	2,646,956
	4.05% due 3/15/2032	1,546,000	1,382,650
	Crown Castle, Inc., 1.05% due 7/15/2026	2,636,000	2,281,432
	Digital Realty Trust LP, 5.55% due 1/15/2028	11,912,000	11,992,406
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,742,440
[e]	5.00% due 7/15/2028	2,880,000	2,588,659
[e]	5.25% due 7/15/2030	6,085,000	5,284,518
	Retail Opportunity Investments Partnership LP (Guaranty: Retail Opportunity Investments Corp.), 5.00% due 12/15/2023	1,500,000	1,477,545
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	11,465,256
[e]	1.84% due 4/15/2027	3,400,000	2,880,015
[e]	6.599% due 1/15/2028	15,000,000	15,023,497
	Service Properties Trust,
	4.35% due 10/1/2024	2,295,000	2,091,112
	4.65% due 3/15/2024	900,000	863,919
	4.95% due 2/15/2027	2,850,000	2,246,342
	5.25% due 2/15/2026	700,000	585,291
[e,f]	Trust Fibra Uno, 5.25% due 1/30/2026	12,784,000	12,385,906
	Vornado Realty LP,
	2.15% due 6/1/2026	9,336,500	7,909,136
	3.40% due 6/1/2031	957,000	710,094
	Mortgage Real Estate Investment Trusts — 0.1%
	Sun Communities Operating LP, 2.30% due 11/1/2028	5,153,000	4,305,486
	Real Estate Management & Development — 0.3%
[e]	Cushman & Wakefield US Borrower LLC, 6.75% due 5/15/2028	14,249,000	13,631,163
			105,100,673
	Retailing — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Internet & Direct Marketing Retail — 0.1%
	MercadoLibre, Inc., 2.375% due 1/14/2026	$ 9,465,000	$ 8,490,673
	Specialty Retail — 0.1%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	1,792,000	1,505,423
	3.90% due 4/15/2030	2,996,000	2,632,436
			12,628,532
	Semiconductors & Semiconductor Equipment — 1.3%
	Semiconductors & Semiconductor Equipment — 1.3%
	Broadcom Corp./Broadcom Cayman Finance Ltd.,
[f]	3.50% due 1/15/2028	1,628,000	1,483,906
[f]	3.875% due 1/15/2027	4,975,000	4,709,833
	Broadcom, Inc.,
[e]	3.187% due 11/15/2036	4,861,000	3,508,378
[e]	4.00% due 4/15/2029	940,000	855,419
	4.75% due 4/15/2029	476,000	453,966
	Microchip Technology, Inc.,
	0.972% due 2/15/2024	5,137,000	4,883,797
	4.25% due 9/1/2025	11,300,000	10,973,317
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,074,990
	5.327% due 2/6/2029	2,031,000	1,949,130
	6.75% due 11/1/2029	9,820,000	9,991,948
	Qorvo, Inc.,
[e]	3.375% due 4/1/2031	12,907,000	10,468,868
	4.375% due 10/15/2029	1,452,000	1,283,118
[e,f]	Renesas Electronics Corp., 1.543% due 11/26/2024	6,990,000	6,401,791
	SK Hynix, Inc.,
[e,f]	1.00% due 1/19/2024	2,800,000	2,653,616
[e,f]	1.50% due 1/19/2026	4,400,000	3,806,440
[e,f]	2.375% due 1/19/2031	2,812,000	2,064,992
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,021,125
			67,584,634
	Software & Services — 4.4%
	Information Technology Services — 1.3%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,059,203
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	9,802,022
[f]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	8,939,000	8,552,746
[f]	Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75% due 4/10/2026	2,762,000	2,460,279
	Global Payments, Inc.,
	1.50% due 11/15/2024	2,230,000	2,074,970
	2.15% due 1/15/2027	1,394,000	1,217,408
	5.30% due 8/15/2029	4,441,000	4,310,301
	Kyndryl Holdings, Inc.,
	2.05% due 10/15/2026	3,968,000	3,280,782
	2.70% due 10/15/2028	8,296,000	6,244,731
	Leidos, Inc., 2.30% due 2/15/2031	2,220,000	1,698,899
	Sabre GLBL, Inc.,
[e]	7.375% due 9/1/2025	3,586,000	3,437,217
[e]	9.25% due 4/15/2025	2,267,000	2,272,441
[e]	11.25% due 12/15/2027	5,100,000	5,249,073
[e]	Science Applications International Corp., 4.875% due 4/1/2028	15,749,000	14,637,751
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,474,055
	Internet Software & Services — 1.1%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	15,152,278
[e]	Cogent Communications Group, Inc., 7.00% due 6/15/2027	9,967,000	9,631,112
	eBay, Inc., 5.90% due 11/22/2025	14,755,000	15,088,758
	Prosus NV,
[e,f]	3.061% due 7/13/2031	656,000	511,674
[e,f]	4.193% due 1/19/2032	11,494,000	9,554,847
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	5,715,000	4,627,795
[e]	2.031% due 8/3/2032	3,000,000	2,276,461

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Professional Services — 0.3%
[e]	Korn Ferry, 4.625% due 12/15/2027	$ 15,003,000	$ 13,769,153
	Software — 1.7%
[e]	Fair Isaac Corp., 4.00% due 6/15/2028	16,087,000	14,593,483
	Fidelity National Information Services, Inc., 4.70% due 7/15/2027	12,167,000	11,881,197
[e]	GoTo Group, Inc., 5.50% due 9/1/2027	6,873,000	3,709,702
[e]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,029,905
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	8,302,722
[e]	4.00% due 11/15/2029	6,289,000	5,497,466
	Open Text Corp.,
[e,f]	3.875% due 2/15/2028	7,761,000	6,660,723
[e,f]	6.90% due 12/1/2027	9,150,000	9,225,762
[e]	Open Text Holdings, Inc., 4.125% due 2/15/2030 - 12/1/2031	12,327,000	9,766,066
	Oracle Corp.,
	1.65% due 3/25/2026	4,565,000	4,091,062
	2.30% due 3/25/2028	2,257,000	1,957,180
	6.15% due 11/9/2029	6,753,000	7,020,554
	VMware, Inc.,
	1.00% due 8/15/2024	1,180,000	1,097,660
	4.50% due 5/15/2025	4,040,000	3,961,179
			232,178,617
	Technology Hardware & Equipment — 1.8%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc.,
	2.30% due 11/15/2030	337,000	264,414
	5.60% due 6/1/2032	13,595,000	13,264,641
	Electronic Equipment, Instruments & Components — 0.7%
[f]	Allegion plc, 3.50% due 10/1/2029	1,723,000	1,485,157
	Flex Ltd.,
[f]	4.875% due 5/12/2030	4,671,000	4,368,179
[f]	6.00% due 1/15/2028	4,486,000	4,479,316
[e,f]	Sensata Technologies BV, 5.875% due 9/1/2030	2,375,000	2,249,671
	TD SYNNEX Corp., 1.75% due 8/9/2026	10,183,000	8,655,244
	Trimble, Inc., 4.75% due 12/1/2024	6,525,000	6,455,770
	Vontier Corp.,
	1.80% due 4/1/2026	1,533,000	1,296,857
	2.40% due 4/1/2028	5,241,000	4,137,298
	2.95% due 4/1/2031	6,127,000	4,455,248
	Office Electronics — 0.2%
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	4,464,085
	4.25% due 4/1/2028	8,103,000	7,453,788
	Technology Hardware, Storage & Peripherals — 0.6%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	5,123,000	5,046,873
	HP, Inc., 4.75% due 1/15/2028	11,941,000	11,597,935
	Lenovo Group Ltd.,
[e,f]	5.831% due 1/27/2028	5,385,000	5,209,880
[f]	5.875% due 4/24/2025	10,993,000	10,804,360
	NetApp, Inc., 2.375% due 6/22/2027	742,000	660,647
			96,349,363
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.4%
[f]	British Telecommunications plc, 4.50% due 12/4/2023	8,483,000	8,406,823
	Videotron Ltd.,
[e,f]	5.125% due 4/15/2027	7,150,000	6,755,892
[e,f]	5.375% due 6/15/2024	6,000,000	5,954,820
[e,f]	Virgin Media Secured Finance plc, 5.50% due 5/15/2029	1,800,000	1,617,606
	Wireless Telecommunication Services — 0.6%
	Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
[e,f]	8.00% due 12/31/2026	1,111,755	492,018
[e,f]	8.75% due 5/25/2024	4,866,916	4,193,334

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e,f]	SK Telecom Co. Ltd., 3.75% due 4/16/2023	$ 3,000,000	$ 2,986,440
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	2,232,000	2,032,727
	2.625% due 4/15/2026	2,708,000	2,480,230
	3.375% due 4/15/2029	10,090,000	8,890,097
	5.375% due 4/15/2027	2,965,000	2,989,194
	Vmed O2 UK Financing I plc,
[e,f]	4.25% due 1/31/2031	7,818,000	6,332,971
[e,f]	4.75% due 7/15/2031	1,500,000	1,221,480
			54,353,632
	Transportation — 0.2%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 3.875% due 12/1/2023	3,753,000	3,700,495
	Airlines — 0.1%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95% due 7/15/2024	3,861,713	3,846,305
	Series 2016-3 Class B, 3.75% due 4/15/2027	725,507	644,483
[e]	British Airways Pass Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	1,006,179	911,236
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25% due 10/22/2024	515,138	510,924
	Series 2012-1 Class A, 5.90% due 4/1/2026	791,848	771,244
			10,384,687
	Utilities — 5.2%
	Electric Utilities — 4.4%
	AEP Texas, Inc.,
	4.70% due 5/15/2032	3,094,000	2,963,990
	Series I, 2.10% due 7/1/2030	3,800,000	3,075,986
[e,f]	AES Andres BV, 5.70% due 5/4/2028	8,167,000	7,072,867
[e]	Alexander Funding Trust, 1.841% due 11/15/2023	18,263,000	17,261,457
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	7,922,000	7,667,070
[e]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	1,500,000	1,295,250
	American Electric Power Co., Inc., 2.031% due 3/15/2024	3,302,000	3,179,100
	Appalachian Power Co.,
	Series AA, 2.70% due 4/1/2031	4,705,000	3,869,486
	Series BB, 4.50% due 8/1/2032	3,327,000	3,113,606
[e,f]	Ausgrid Finance Pty Ltd., 3.85% due 5/1/2023	8,600,000	8,552,958
	Black Hills Corp.,
	1.037% due 8/23/2024	8,226,000	7,677,819
	2.50% due 6/15/2030	1,000,000	804,160
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,367,281
[d]	CenterPoint Energy, Inc., 4.776% (SOFRINDX + 0.65%) due 5/13/2024	2,500,000	2,469,450
	Comision Federal de Electricidad,
[e,f]	3.348% due 2/9/2031	3,020,000	2,367,408
[e,f]	4.688% due 5/15/2029	5,000,000	4,417,200
[f]	5.00% due 9/29/2036	7,031,200	5,813,748
	Dominion Energy, Inc., 5.375% due 11/15/2032	5,000,000	4,968,000
	Enel Finance International NV,
[e,f]	1.375% due 7/12/2026	2,750,000	2,382,490
[e,f]	1.875% due 7/12/2028	16,900,000	13,429,416
[e,f]	2.25% due 7/12/2031	3,843,000	2,815,843
[e,f]	5.00% due 6/15/2032	1,927,000	1,738,154
[e,f]	7.50% due 10/14/2032	2,400,000	2,550,480
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,113,861
	3.45% due 12/1/2027	3,000,000	2,766,360
[e]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	4,100,000	3,590,493
[d]	Florida Power & Light Co., 4.37% (SOFRINDX + 0.25%) due 5/10/2023	2,120,000	2,116,375
	Georgia Power Co., 4.70% due 5/15/2032	12,308,000	11,853,342
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	889,009
[e]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	150,023	152,651
[e]	Monongahela Power Co., 3.55% due 5/15/2027	3,305,000	3,107,064
	NextEra Energy Capital Holdings, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	0.65% due 3/1/2023	$ 6,667,000	$ 6,622,398
[d]	4.465% (SOFRINDX + 0.40%) due 11/3/2023	2,500,000	2,490,025
[e]	Niagara Mohawk Power Corp., 4.278% due 12/15/2028	10,186,000	9,400,456
	Pacific Gas & Electric Co.,
	3.25% due 2/16/2024	8,680,000	8,465,430
	3.75% due 2/15/2024	9,367,000	9,172,166
[d]	PPL Electric Utilities Corp., 4.653% (SOFR + 0.33%) due 6/24/2024	3,560,000	3,513,791
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,980,000	2,540,837
	4.10% due 6/15/2030	1,950,000	1,744,626
	4.224% due 3/15/2032	3,655,000	3,252,511
	Southern California Edison Co., Series J, 0.70% due 8/1/2023	8,857,000	8,622,467
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,334,950
	5.113% due 8/1/2027	6,096,000	6,080,699
	5.70% due 10/15/2032	1,770,000	1,808,551
[e]	Toledo Edison Co., 2.65% due 5/1/2028	3,933,000	3,414,906
	Transelec SA,
[e,f]	4.25% due 1/14/2025	200,000	194,698
[e,f]	4.625% due 7/26/2023	2,409,000	2,399,533
[e]	Vistra Operations Co. LLC, 4.875% due 5/13/2024	12,188,000	11,934,612
	Gas Utilities — 0.8%
[e]	Brooklyn Union Gas Co., 4.632% due 8/5/2027	5,142,000	4,899,195
[d]	CenterPoint Energy Resources Corp., 5.279% (LIBOR 3 Month + 0.50%) due 3/2/2023	1,263,000	1,262,419
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	8,360,548
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	6,827,611
	Southwest Gas Corp.,
	4.05% due 3/15/2032	5,870,000	5,147,521
	5.80% due 12/1/2027	4,610,000	4,694,040
[d]	Spire Missouri, Inc., 4.74% (SOFR + 0.50%) due 12/2/2024	12,345,000	12,196,119
			275,822,483
	Total Corporate Bonds (Cost $2,762,493,701)		2,543,840,195
	Convertible Bonds — 0.3%
	Media & Entertainment — 0.1%
	Media — 0.1%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	15,486,000	7,835,142
			7,835,142
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts — 0.2%
[e]	Radius Global Infrastructure, Inc., 2.50% due 9/15/2026	11,200,000	9,876,720
			9,876,720
	Total Convertible Bonds (Cost $20,388,061)		17,711,862
	Long-Term Municipal Bonds — 0.2%
	California Health Facilities Financing Authority, 7.875% due 2/1/2026	1,610,000	1,613,072
	City of Chicago GO, Series B, 7.045% due 1/1/2029	1,940,000	1,968,144
	City of Detroit GO,
	Series B,
	2.017% due 4/1/2023	275,000	272,943
	2.189% due 4/1/2024	275,000	265,234
	2.511% due 4/1/2025	465,000	438,065
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	2,115,000	2,088,556
	2.631% due 6/15/2024	1,565,000	1,511,062
	New York Transportation Development Corp., 4.248% due 9/1/2035	2,870,000	2,660,174
	West Contra Costa USD GO, 2.612% due 8/1/2032	980,000	783,248
	Total Long-Term Municipal Bonds (Cost $12,123,641)		11,600,498

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Government — 0.8%
[e,f]	Dominican Republic International Bond, 5.50% due 2/22/2029	$ 5,450,000	$ 5,014,763
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	14,382,000	11,914,624
	Indonesia Treasury Bond (IDR),
	7.50% due 5/15/2038 - 4/15/2040	80,985,000,000	5,355,064
	8.375% due 4/15/2039	44,919,000,000	3,202,919
	Nigeria Government International Bond,
[e,f]	7.625% due 11/28/2047	10,000,000	6,418,000
[e,f]	8.25% due 9/28/2051	4,300,000	2,861,435
[f]	Panama Government International Bond, 6.40% due 2/14/2035	5,000,000	5,086,800
	Total Other Government (Cost $42,482,730)		39,853,605
	U.S. Treasury Securities — 6.9%
	United States Treasury Inflation Indexed Bonds,
	0.125%, 4/15/2025 - 1/15/2032	100,016,929	90,704,386
	0.625%, 2/15/2043	25,920,800	20,858,767
	0.75%, 2/15/2045	7,845,356	6,332,594
	United States Treasury Notes,
	0.125%, 7/31/2023	25,000,000	24,342,774
	0.375%, 11/30/2025	8,200,000	7,337,719
	0.625%, 5/15/2030	11,841,000	9,371,041
	1.00%, 7/31/2028	60,000,000	51,004,688
	1.125%, 5/15/2040	15,000,000	9,403,125
	1.25%, 6/30/2028	50,000,000	43,226,563
	1.375%, 11/15/2040	9,700,000	6,312,578
	1.75%, 5/15/2023	53,000,000	52,449,277
	4.125%, 11/15/2032	45,000,000	45,900,000
	Total U.S. Treasury Securities (Cost $374,741,472)		367,243,512
	U.S. Government Agencies — 0.2%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.415%), 9/15/2025	9,580,000	8,669,900
[f]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50%, 1/23/2029	4,118,000	3,530,691
	Total U.S. Government Agencies (Cost $13,969,280)		12,200,591
	Mortgage Backed — 14.0%
[d,e]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-G Class A, 3.00% due 9/25/2059	5,377,112	5,152,186
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.03% due 12/25/2066	4,575,000	2,615,128
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	4,888,232	4,564,213
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	901,422	829,786
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	1,753,901	1,594,969
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	3,537,201	2,776,883
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	16,591,246	15,271,678
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 4.045% due 8/25/2033	25,852	24,416
[e]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	1,174,999	1,142,996
[d,e]	Cascade MH Asset Trust, Whole Loan Securities Trust CMO, Series 2021-MH1 Class B3, 7.714% due 2/25/2046	1,936,119	1,468,604
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.899% due 3/25/2050	726,309	572,101
[d,e]	Series 2019-1 Class B5, 3.899% due 3/25/2050	374,211	274,051
[d,e]	Series 2019-1 Class B6, 3.899% due 3/25/2050	521,093	305,787
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	2,637,144	2,291,685
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	4,024,484	3,567,525
	Series 2022-2 Class B2,
[d,e]	4.538% due 1/25/2067	4,700,000	3,533,202
[d,e]	4.639% due 3/25/2067	7,015,000	5,150,608
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	186,796	170,254
[d,e,g]	Series 2020-J1 Class AIO1, 0.444% due 7/25/2050	15,647,071	249,322
[d,e,g]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	13,955,808	273,644
[d,e,g]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	18,884,843	128,353
[d,e]	Series 2020-J1 Class B4, 3.444% due 7/25/2050	342,913	263,450

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2020-J1 Class B5, 3.444% due 7/25/2050	$ 171,457	$ 107,861
[d,e]	Series 2020-J1 Class B6, 3.444% due 7/25/2050	325,435	109,718
[d,e,g]	Series 2020-J2 Class AX1, 0.258% due 1/25/2051	110,085,957	1,106,804
[d,e,g]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	117,131,914	1,102,867
[d,e]	Series 2020-J2 Class B4, 2.758% due 1/25/2051	491,000	189,357
[d,e]	Series 2020-J2 Class B5, 2.758% due 1/25/2051	164,000	61,126
[d,e]	Series 2020-J2 Class B6, 2.758% due 1/25/2051	654,523	151,155
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 3.022% due 3/25/2034	23,230	20,575
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	430,305	399,359
[d,e]	Series 2019-E Class A1, 6.228% due 11/25/2070	18,726,725	18,429,270
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	954,543
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	597,782
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	272,157
[e,g]	Series 2020-EXP1 Class XS, due 5/25/2060	21,398,414	97,791
[d,e]	Series 2020-EXP2 Class B5, 3.587% due 8/25/2050	153,000	69,690
[d,e]	Series 2020-EXP2 Class B6, 3.587% due 8/25/2050	372,000	134,228
[d,e]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	375,000	122,196
[d,e]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	616,000	166,733
[d,e]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	453,829	98,909
[d,e]	Series 2021-J2 Class B4, 2.772% due 7/25/2051	2,281,541	853,792
[d,e]	Series 2021-J2 Class B5, 2.772% due 7/25/2051	623,000	223,517
[d,e]	Series 2021-J2 Class B6, 2.772% due 7/25/2051	1,247,350	259,192
[d,e]	Series 2021-J3 Class B4, 2.858% due 9/25/2051	1,032,000	348,034
[d,e]	Series 2021-J3 Class B5, 2.858% due 9/25/2051	173,000	57,946
[d,e]	Series 2021-J3 Class B6, 2.858% due 9/25/2051	590,214	158,991
[d,e,g]	Series 2022-INV1 Class A5IX, 0.299% due 11/27/2051	214,249,291	2,838,203
[d,e]	Series 2022-INV1 Class B4, 3.299% due 11/27/2051	1,353,929	843,398
[d,e]	Series 2022-INV1 Class B6, 3.299% due 11/27/2051	3,413,275	1,080,178
[d,e]	Series 2022-J1 Class B4, 2.908% due 2/25/2052	700,598	234,769
[d,e]	Series 2022-J1 Class B5, 2.908% due 2/25/2052	527,000	147,084
[d,e]	Series 2022-J1 Class B6, 2.908% due 2/25/2052	1,404,735	301,511
[d,e]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.032% (LIBOR 1 Month + 3.714%) due 8/15/2023	13,600,000	13,524,757
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2013-HYB1 Class B3, 4.589% due 4/25/2043	377,321	371,815
[d,e]	Series 2019-RP10 Class A1, 2.963% due 12/26/2059	13,292,389	13,106,660
[d,e,g]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	57,981,652	503,866
[d,e]	Series 2021-AFC1 Class B3, 4.35% due 3/25/2056	146,228	109,372
[d,e,g]	Series 2021-AFC1 Class XS, 3.323% due 3/25/2056	57,981,652	8,189,132
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	2,839,334	2,322,099
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	1,397,671
[d,e]	Series 2021-NQM8 Class B2, 4.208% due 10/25/2066	3,478,650	2,097,836
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	6,207,990	5,963,875
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	4,072,327	3,918,211
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	919,107	849,584
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	1,158,466	1,080,638
[d,e]	Series 2021-2 Class A1, 0.931% due 6/25/2066	3,209,226	2,522,351
[d,e]	Series 2022-1 Class B2, 3.879% due 1/25/2067	6,901,000	3,459,681
	Federal Home Loan Mtg Corp., Pool RE6097, 2.00% due 5/1/2051	13,150,947	10,431,387
[d,g]	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS, Series KIR1 Class X, 1.038% due 3/25/2026	33,584,027	920,223
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	6,819,546	6,112,592
	Series 2020-2 Class MA, 2.00% due 11/25/2059	3,221,549	2,881,179
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1374, 3.00% due 3/1/2052	8,521,881	7,479,351
	Pool SD1588, 5.00% due 9/1/2052	5,954,937	5,937,479
	Pool SD1626, 5.00% due 10/1/2052	8,517,436	8,507,031
	Pool SD8206, 3.00% due 4/1/2052	18,689,755	16,407,818
	Pool SD8219, 2.50% due 6/1/2052	11,843,837	10,025,802
	Federal Home Loan Mtg Corp., UMBS Collateral , Pool RA7373, 3.00% due 5/1/2052	3,415,270	2,997,044
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.647% due 12/25/2046	377,823	361,351
[d,e]	Series 2017-SC02 Class M1, 3.857% due 5/25/2047	170,179	165,427
	Federal National Mtg Assoc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool BM6899, 2.50% due 1/1/2052	$ 11,234,287	$ 9,326,656
	Pool FS2239, 2.50% due 7/1/2052	24,388,353	20,653,421
	Federal National Mtg Assoc., CMO REMIC, Series 1994-37 Class L, 6.50% due 3/25/2024	122	122
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV2784, 2.50% due 2/1/2052	4,318,523	3,654,150
	Pool BW8669, 5.00% due 9/1/2052	5,228,909	5,162,186
	Pool CB1810, 3.00% due 10/1/2051	8,277,614	7,264,756
	Pool CB3880, 5.00% due 6/1/2052	3,307,375	3,297,679
	Pool MA4578, 2.50% due 4/1/2052	12,028,546	10,174,264
	Pool MA4598, 2.50% due 5/1/2052	16,018,543	13,560,420
	Pool MA4599, 3.00% due 5/1/2052	23,606,209	20,719,323
	Pool MA4623, 2.50% due 6/1/2052	46,405,050	39,283,970
	Pool MA4730, 3.00% due 9/1/2052	22,418,979	19,668,575
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-1 Class A2IO, 1.244% due 4/25/2050	126,030,107	2,394,370
[d,e]	Series 2020-1 Class B3, 2.884% due 4/25/2050	1,415,160	1,045,874
[d,e]	Series 2020-1 Class B4, 2.884% due 4/25/2050	1,325,000	750,362
[d,e]	Series 2020-1 Class B5, 2.884% due 4/25/2050	470,000	230,162
[d,e]	Series 2020-1 Class B6, 2.884% due 4/25/2050	755,000	287,749
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	300,046	264,280
[d,e]	Series 2018-3 Class B4, 4.474% due 5/25/2048	5,379,777	4,364,614
[d,e]	Series 2019-2 Class B3, 4.027% due 12/25/2049	3,644,854	3,018,151
[d,e,g]	Series 2020-2 Class AX1, 0.673% due 8/25/2050	28,268,114	680,323
[d,e,g]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	4,844,397	93,659
[d,e]	Series 2020-2 Class B4, 3.673% due 8/25/2050	208,900	161,244
[d,e]	Series 2020-2 Class B5, 3.673% due 8/25/2050	623,838	474,082
[d,e]	Series 2020-2 Class B6C, 3.673% due 8/25/2050	833,834	374,048
[d,e,g]	Series 2021-13INV Class AX1, 0.188% due 12/30/2051	178,295,161	1,382,804
[d,e,g]	Series 2021-13INV Class AX17, 0.18% due 12/30/2051	14,740,102	127,979
[d,e,g]	Series 2021-13INV Class AX4, 0.50% due 12/30/2051	13,481,440	348,565
[d,e]	Series 2021-13INV Class B4, 3.368% due 12/30/2051	2,615,270	1,649,645
[d,e]	Series 2021-13INV Class B5, 3.368% due 12/30/2051	476,764	271,386
[d,e]	Series 2021-13INV Class B6C, 3.266% due 12/30/2051	4,155,597	1,929,478
[d,e]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 9.142% (LIBOR 1 Month + 5.00%) due 10/25/2026	363,162	344,289
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	806,206	747,673
[d,e]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	4,157,256	3,898,306
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	9,031,880	8,136,919
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	4,247,932	3,277,539
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-INV1 Class A11X, 3.42% due 10/25/2050	1,018,048	166,606
[d,e,g]	Series 2020-INV1 Class A12X, 2.932% due 10/25/2050	12,189,605	1,709,872
[d,e,g]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	64,167,772	492,764
[d,e,g]	Series 2020-INV1 Class AX1, 0.005% due 10/25/2050	44,072,915	441
[d,e,g]	Series 2020-INV1 Class AX2, 0.432% due 10/25/2050	2,196,841	28,302
[d,e,g]	Series 2020-INV1 Class AX4, 0.928% due 10/25/2050	2,364,872	66,138
[d,e]	Series 2020-INV1 Class B4, 3.86% due 10/25/2050	1,278,369	954,627
[d,e]	Series 2020-INV1 Class B5, 3.86% due 10/25/2050	1,278,369	884,157
[d,e]	Series 2020-INV1 Class B6, 3.86% due 10/25/2050	2,952,555	1,532,316
[d,e,g]	Series 2020-INV1 Class BX, 0.36% due 10/25/2050	14,585,762	173,444
[d,e,g]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,738,862	382,460
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.494% due 5/25/2065	14,305,000	11,935,533
[d,e]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2022-1 A Class A1, 5.082% due 7/25/2067	5,786,878	5,642,897
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.162% due 11/25/2056	5,408,000	2,734,013
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	4,591,006	3,788,141
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,455,789
[d,e]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	18,254,123	16,004,968
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	9,478,262
[d,e]	Series 2022-NQM4 Class A, 4.767% due 6/25/2067	14,229,223	13,804,325
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	4,309,980	4,145,645
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	9,829,102	9,788,739
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.548% due 6/25/2045	830,166	533,898

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2016-5 Class B4, 5.017% due 12/25/2046	$ 1,630,300	$ 1,348,438
[d,e]	Series 2016-5 Class B5, 5.017% due 12/25/2046	1,235,587	759,168
[d,e]	Series 2017-5 Class B6, 3.211% due 10/26/2048	3,020,511	1,941,807
[d,e]	Series 2019-8 Class B4, 4.168% due 3/25/2050	3,403,783	2,757,610
[d,e,g]	Series 2020-3 Class AX1, 0.145% due 8/25/2050	10,246,927	40,322
[d,e,g]	Series 2020-4 Class A11X, 1.206% (5.25% - LIBOR 1 Month) due 11/25/2050	2,054,691	115,949
[d,e,g]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	9,314,598	171,784
[d,e,g]	Series 2020-4 Class AX1, 0.103% due 11/25/2050	34,404,768	95,177
[d,e,g]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	951,835	123,591
[d,e,g]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,196,807	44,547
[d,e]	Series 2020-4 Class B4, 3.653% due 11/25/2050	1,316,996	987,116
[d,e]	Series 2020-4 Class B5, 3.653% due 11/25/2050	607,334	416,524
[d,e]	Series 2020-4 Class B6, 3.54% due 11/25/2050	1,069,000	377,197
[d,e]	Series 2020-7 Class B4, 3.521% due 1/25/2051	624,900	481,176
[d,e]	Series 2020-7 Class B5, 3.521% due 1/25/2051	435,911	231,669
[d,e]	Series 2020-7 Class B6, 3.521% due 1/25/2051	588,631	180,919
[d,e]	Series 2020-LTV1 Class B3A, 3.763% due 6/25/2050	2,758,103	2,199,543
[d,e]	Series 2021-11 Class B5, 3.028% due 1/25/2052	2,369,572	1,241,015
[d,e]	Series 2021-11 Class B6, 2.887% due 1/25/2052	2,763,367	989,270
[d,e]	Series 2021-LTV2 ClassA1, 2.52% due 5/25/2052	14,712,371	11,588,816
[d,e]	Series 2022-2 Class B4, 3.131% due 8/25/2052	3,308,531	1,987,945
[d,e]	Series 2022-2 Class B5, 3.131% due 8/25/2052	1,759,773	856,683
[d,e]	Series 2022-2 Class B6, 2.967% due 8/25/2052	1,841,056	425,582
[d,e]	Series 2022-3 Class B4, 3.116% due 8/25/2052	2,714,914	1,633,681
[d,e]	Series 2022-3 Class B5, 3.116% due 8/25/2052	1,727,315	618,427
[d,e]	Series 2022-3 Class B6, 2.533% due 8/25/2052	1,491,211	343,394
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	9,548,271	9,042,808
[d,e]	JPMorgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 5.228% (SOFR30A + 1.30%) due 3/25/2051	4,548,069	4,094,295
[d,e]	Legacy Mortgage Asset Trust, Whole Loan Securities Trust CMO, Series 2019-GS7 Class A1, 6.25% due 11/25/2059	2,240,910	2,236,918
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV2 Class AX1, 0.126% due 8/25/2051	106,103,361	507,036
[d,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,270,012	245,425
[d,e]	Series 2021-INV2 Class B5, 3.326% due 8/25/2051	321,228	185,107
[d,e]	Series 2021-INV2 Class B6, 3.17% due 8/25/2051	1,543,915	612,352
[d,e,g]	Series 2021-INV3 Class AX1, 0.169% due 10/25/2051	127,374,755	853,780
[d,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	10,360,816	315,204
[d,e]	Series 2021-INV3 Class B5, 3.219% due 10/25/2051	445,142	254,129
[d,e]	Series 2021-INV3 Class B6, 3.164% due 10/25/2051	1,947,683	786,832
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 3.516% due 8/25/2034	57,542	50,961
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	526,296	509,724
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	617,172
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	5,792,861	5,084,686
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	9,947,950	8,120,684
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,018,461
[d,e]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	9,829,939	9,641,556
[d,e]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	9,058,617	8,518,811
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	1,005,578	948,972
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	820,198	762,229
[d,e]	Series 2017-5A Class A1, 5.889% (LIBOR 1 Month + 1.50%) due 6/25/2057	498,637	487,581
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	451,179	421,555
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	835,769	783,784
[d,e,g]	Series 2021-INV1 Class AX1, 0.755% due 6/25/2051	107,295,634	4,344,733
[d,e]	Series 2021-INV1 Class B5, 3.255% due 6/25/2051	1,211,683	708,293
[d,e]	Series 2021-INV1 Class B6, 0.287% due 6/25/2051	2,131,348	947,040
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	19,817,855	18,098,916
[d,e]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	6,453,011	4,853,845
[d,e]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	17,131,105	13,606,904
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	4,940,537	3,896,660
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,496,378
[d,e]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	9,897,500	9,605,236

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	$ 29,136,337	$ 27,590,715
[d,e]	Series 2022-INV1 Class A3, 4.449% due 4/25/2067	9,789,006	9,038,054
[d,e]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	13,697,143	11,727,220
[d,e]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	5,736,248	679,395
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.136% due 11/25/2030	1,686,000	1,449,904
[d,e]	Series 2016-3 Class B3, 3.615% due 11/25/2046	2,761,330	2,107,518
[d,e]	Series 2017-7 Class B3, 3.727% due 10/25/2047	1,372,534	1,147,489
[d,e]	Series 2018-7 Class B4, 4.254% due 9/25/2048	1,802,000	1,290,708
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	168,828	163,940
[d,e,g]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	15,136,756	68,279
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,530,837
[d,e]	Series 2019-3 Class B3, 5.936% due 9/25/2059	842,000	586,612
[e]	Series 2019-3 Class XS1, due 9/25/2059	14,988,558	528
[e]	Series 2019-3 Class XS2, due 9/25/2059	14,988,558	550,737
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	1,337,815	1,099,227
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	6,929,955	5,541,583
[d,e]	Series 2022-1 Class B2, 3.985% due 3/27/2062	4,204,000	2,659,782
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.556% due 11/25/2046	2,803,487	2,127,491
[d,e]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH1 Class A1, 2.521% due 1/28/2050	224,178	221,369
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	17,261,977	13,901,636
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.693% due 7/25/2048	2,572,940	2,159,209
[d,e]	Series 2018-2 Class B4, 3.693% due 7/25/2048	2,040,000	1,218,877
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class A1, 2.75% due 10/25/2056	285,682	280,877
[d,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	1,945,557	1,861,958
[d,e]	Series 2018-3 Class A1, 3.75% due 5/25/2058	2,462,387	2,327,910
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	12,279,307	11,499,045
[d,e]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 1.986% due 4/25/2065	1,339,517	1,116,031
	Wells Fargo Commercial Mortgage Trust, CMBS, Series 2016-C34 Class A2, 2.603% due 6/15/2049	1,257,056	1,231,317
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	96,186,367	2,416,461
[d,e]	Series 2021-INV1 Class B4, 3.317% due 8/25/2051	1,676,245	1,078,551
[d,e]	Series 2021-INV1 Class B5, 3.317% due 8/25/2051	1,345,099	771,254
[d,e]	Series 2021-INV1 Class B6, 3.317% due 8/25/2051	1,040,543	360,448
	Total Mortgage Backed (Cost $819,863,439)		748,546,548
	Loan Participations — 1.1%
	Commercial & Professional Services — 0.1%
	Professional Services — 0.1%
[j]	Par Pacific Holdings, Inc., 10.58% (LIBOR 3 Month + 6.75%) due 1/12/2026	3,994,968	3,921,740
			3,921,740
	Consumer Services — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[j]	TKC Holdings, Inc., 9.89% (LIBOR 1 Month + 5.50%) due 5/15/2028	4,591,363	3,816,570
			3,816,570
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[j]	Energizer Holdings, Inc., 6.625% (LIBOR 1 Month + 2.25%) due 12/22/2027	5,414,183	5,299,132
			5,299,132
	Media & Entertainment — 0.3%
	Media — 0.3%
[j]	ABG Intermediate Holdings 2 LLC, 7.923% (SOFR + 3.50%) due 12/21/2028	9,263,450	8,950,808
[j]	DirecTV Financing LLC, 9.384% (LIBOR 1 Month + 5.00%) due 8/2/2027	9,230,000	8,966,576
			17,917,384
	Semiconductors & Semiconductor Equipment — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Information Technology Services — 0.2%
[j]	Xperi Corporation, 7.884% (LIBOR 1 Month + 3.50%) due 6/8/2028	$ 11,118,958	$ 10,701,997
			10,701,997
	Software & Services — 0.3%
	Information Technology Services — 0.1%
[j]	Vericast Corp., 12.48% (LIBOR 3 Month + 7.75%) due 6/16/2026	3,822,885	2,948,400
	Internet Software & Services — 0.1%
[j]	Titan AcquisitionCo New Zealand Ltd., 8.73% (LIBOR 3 Month + 4.00%) due 10/18/2028	7,404,050	7,064,723
	Software — 0.1%
[j]	GoTo Group, Inc., 9.139% (LIBOR 1 Month + 4.75%) due 8/31/2027	6,692,488	4,278,173
			14,291,296
	Total Loan Participations (Cost $59,067,599)		55,948,119
	Short-Term Investments — 12.8%
	Mutual Fund — 10.9%
[k]	Thornburg Capital Management Fund	58,198,298	581,982,981
	Total Mutual Fund (Cost $581,982,981)		581,982,981
	Commercial Paper — 1.9%
[e]	Black Hills Corp., 5.049% due 2/9/2023	$ 15,000,000	14,919,562
[e,f]	Electricite de France SA, 5.062% due 1/30/2023	30,000,000	29,879,892
[e]	Marriott International, Inc., 4.837% due 1/25/2023	17,500,000	17,444,583
[e]	Newell Brands, Inc., 5.50% due 1/23/2023	15,000,000	14,950,317
[e]	Walgreens Boots Alliance, Inc., 5.138% due 2/13/2023	26,000,000	25,843,791
	Total Commercial Paper (Cost $103,038,145)		103,038,145
	Total Short-Term Investments (Cost $685,021,126)		685,021,126
	Total Investments — 101.4% (Cost $5,778,311,678)		$5,411,594,700
	Liabilities Net of Other Assets — (1.4)%		(73,975,313)
	Net Assets — 100.0%		$5,337,619,387

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2022
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	38,697,600	3/23/2023	41,646,693	$ —	$ (2,881,450)
Euro	SSB	Sell	7,738,400	3/23/2023	8,328,133	—	(796,117)
Euro	SSB	Sell	3,609,200	3/23/2023	3,884,252	—	(305,012)
Euro	SSB	Sell	6,282,800	3/23/2023	6,761,604	—	(535,977)
Euro	SSB	Sell	5,957,600	3/23/2023	6,411,621	—	(381,231)
Euro	SSB	Sell	1,662,300	3/23/2023	1,788,982	—	(82,727)

Total						—	$(4,982,514)

Net unrealized appreciation (depreciation)							$(4,982,514)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $3,048,560,897, representing 57.11% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

h	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2022.
i	Bond in default.
j	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2022.
k	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
BSBY3M	Bloomberg Short Term Bank Yield 3 Month
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
EUR	Denominated in Euro
FCB	Farm Credit Bank
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
IDR	Denominated in Indonesian Rupiah
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
PIK	Payment-in-kind
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
SPV	Special Purpose Vehicle
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	December 31, 2022 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$465,780,083	$729,362,397	$(613,159,499)	$-	$-	$581,982,981	$4,522,727